Segment and geographic information - Reconciliation of Combined Business Segments' Results Included in Preceding Table to Reported Net Revenue, Non-Interest Expenses and Income (Loss) Before Income Taxes (Detail) (JPY ¥)
In Millions, unless otherwise specified
	3 Months Ended		6 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Segment reporting, revenue reconciling item [Line items]
Net revenue	¥ 351,354	¥ 389,322	¥ 775,511	¥ 764,901
Unrealized gain (loss) on investments in equity securities held for operating purposes	5,037	12,357	12,201	6,032
Consolidated net revenue	356,391	401,679	787,712	770,933
Non-interest expenses	283,457	366,262	601,559	715,850
Unrealized gain (loss) on investments in equity securities held for operating purposes
Consolidated non-interest expenses	283,457	366,262	601,559	715,850
Income (loss) before income taxes	67,897	23,060	173,952	49,051
Unrealized gain (loss) on investments in equity securities held for operating purposes	5,037	12,357	12,201	6,032
Consolidated income (loss) before income taxes	¥ 72,934	¥ 35,417	¥ 186,153	¥ 55,083